SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 MYR (RM) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 MYR (RM) shares	Dec. 31, 2021 USD ($) shares
Product Information [Line Items]
Accounts receivable, allowance for credit loss
Wrote-off allowance for doubtful accounts						120,372
Allowance for doubtful accounts	0		0			0		121,514
Impairment of long-lived assets			0			0		0
Value of coupons	6,422	$ 4,824	28,872		5,777	7,543		15,209
Cost of revenue	107,931	109,383	236,289		182,814	666,042		297,333
Revenues	303,935	396,707	684,703		805,667	1,856,564		1,016,962
Selling expenses	64,126	79,587	140,224		194,198	361,414		394,682
Advertising costs	0	4,765	0		4,765	4,688		20,218
Commission expenses	21,942	62,557	55,884		176,666	405,351		316,267
Defined contribution plan expense	35,759	35,936	$ 79,472		63,408	$ 133,489		99,488
Income tax description			greater than 50%	greater than 50%		greater than 50%	greater than 50%
Income tax examination, penalties and interest expense	$ 0	$ 0	$ 0		$ 0	$ 0		$ 395
Noncontrolling interest, description			Non-controlling interest consists of 40% of the equity interests of DSY Wellness held by an individual and approximately 0.01% (2 ordinary shares out of 9,590,598 shares) of the equity interests of ASL held by two individuals	Non-controlling interest consists of 40% of the equity interests of DSY Wellness held by an individual and approximately 0.01% (2 ordinary shares out of 9,590,598 shares) of the equity interests of ASL held by two individuals		Non-controlling interest consists of 40% of the equity interests of DSY Wellness held by an individual and approximately 0.01% (2 ordinary shares out of 9,590,598 shares) of the equity interests of ASL held by two individuals	Non-controlling interest consists of 40% of the equity interests of DSY Wellness held by an individual and approximately 0.01% (2 ordinary shares out of 9,590,598 shares) of the equity interests of ASL held by two individuals
Potentially dilutive securities outstanding | shares	0	0	0	0	0	0	0	0
Inventories write-down						$ 5,307		$ 36,241
Inventories write off						$ 142,466
Social Security Organization [Member]
Product Information [Line Items]
Salary percentage			1.75%	1.75%		1.75%	1.75%
Monthly salary | RM				RM 5,000			RM 5,000
Employees Provident Fund [Member] | Minimum [Member]
Product Information [Line Items]
Salary percentage			13.00%	13.00%		13.00%	13.00%
Monthly salary | RM				RM 5,000			RM 5,000
Employees Provident Fund [Member] | Maximum [Member]
Product Information [Line Items]
Salary percentage			12.00%	12.00%		12.00%	12.00%
Monthly salary | RM				RM 5,001			RM 5,001
Employment Insurance System [Member]
Product Information [Line Items]
Salary percentage			0.20%	0.20%		0.20%	0.20%
Monthly salary | RM				RM 5,000			RM 5,000
Human Resource Development Fund [Member]
Product Information [Line Items]
Salary percentage			1.00%	1.00%		1.00%	1.00%
Health and Wellness Services [Member]
Product Information [Line Items]
Cost of revenue			$ 7,790			$ 17,912
Revenues	$ 58,862	$ 30,072	124,214		$ 31,139	145,510		7,543
Shipping and Handling [Member]
Product Information [Line Items]
Selling expenses	$ 1,131	$ 4,272	$ 2,656		$ 7,179	$ 16,585		$ 11,054